UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: July 31, 2019

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

AlphaOne Small Cap Opportunities Fund

Annual Report	July 31, 2019

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-4-ALPHAONE. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all AlphaOne Funds if you invest directly with a Fund.

Investment Adviser:

AlphaOne Investment Services, LLC

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019

The Fund files their complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-Q and Form N-PORT reports are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-4-ALPHAONE; and (ii) on the SEC’s website at http:// www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019 (UNAUDITED)

Dear Investors:

It is with heavy heart that we submit to you our final shareholder letter. After our previous underperformance for the prior twelve-month period, we are at least able to come to an end on a positive note. The volatility in the markets over the period of November 2018 through July of 2019 has been a spectacle and difficult to navigate. Whether shrouded by a looming trade war with China, the increased hostilities in the Middle East, or simply the anemic growth statistics of the US economy and the resulting downward pressure on interest rates, the market remains jittery and susceptible to overreaction – both positive and negative.

For the period 11/1/18 – 07/31/19 the Fund returned 3.01% vs. the Russell 2000 at 5.35%. Historically, our dramatic overweight in the Producer Durables Sector (31.72% vs the Russell 2000 at 13.57%) has been a challenge, yet for this observation period, our patience surrounding our multi-decade investment thesis - investing in quality, well-managed, low leveraged companies with consistent above average profitable returns has come home to roost. Producer Durables contributed 1.58% to overall portfolio performance, while our significant underweight in the Consumer Discretionary Sector continues to underperform the benchmark. Despite those two outliers with respect to sector over or under allocation, the strategy proved buoyant in these choppy markets. Even including December’s challenging and precipitous drop, the strategy and the index fought back to end the period in positive territory.

While we know this is the end of our collective journey, we wanted to take the opportunity to thank you for trusting in us over the years and to share our appreciation for you as clients, investors and friends. During these past few years, but specifically the previous twelve months, the flight to passive investing has created a general drag on active management as we noted in our previous letter. We continue to observe and carefully monitor this momentum as investors in general, but we urge you not to lose hope in the sound investment strategy of diversification and owning high quality names. Other investors may be willing to buy companies with no proven business model or sophisticated structures that allow them to grow and go public without having generated a single dollar of profit – rather than seeking out unicorns, we prefer to search for the work horses out there.

Thank you again, it has been our pleasure

Sincerely,

The AlphaOne Capital Partners Team

The above commentary represents management’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Indicies are unmanaged and one cannot directly invest in an index.

The performance quoted herein represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-855-4-ALPHAONE.

Definition of the Comparative Indices

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019 (UNAUDITED)

Comparison of Change in the Value of a $100,000 Investment in the AlphaOne Small Cap Opportunities Fund, Institutional Class Shares, versus the Russell 2000 Index

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 2019*
	One Year Return(1)	3 Year Return	5 Year Return	Annualized Inception to Date**

Institutional Class Shares	-9.89%	8.20%	8.03%	8.39%

Investor Class Shares	-10.17%	7.93%	7.78%	8.13%

Russell 2000 Index	-4.42%	10.36%	8.53%	9.27%

* If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

** The Fund commenced operations on March 31, 2011.

(1) For the year August 1, 2018 to July 31, 2019. Effective August 1, 2019, the AlphaOne Small Cap Opportunities Fund changed its fiscal year end from October 31 to July 31 (See Note 1 in Notes to Financial Statements).

† The graph is based on only Institutional Class Shares (formerly I Class Shares); performance for Investor Class Shares would be lower due to differences in fee structures.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 1.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019

SECTOR WEIGHTINGS† (Unaudited)

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 125.2%‡

	Shares	Value
CONSUMER DISCRETIONARY — 1.4%
Movado Group	5,979	$157,427

CONSUMER STAPLES — 2.3%
Veritex Holdings	6,123	156,688
Weis Markets	2,625	95,681

		252,369

ENERGY — 3.4%
Natural Gas Services Group *	10,143	162,694
Panhandle Oil and Gas, Cl A	9,511	112,325
RPC	16,696	103,181

		378,200

FINANCIALS — 29.4%
Banner	4,324	256,240
Bryn Mawr Bank	4,298	159,370
CBTX	5,715	172,250
CenterState Bank	8,179	198,913
Columbia Banking System	6,686	252,129
Enterprise Financial Services	4,691	195,521
Financial Institutions	5,133	158,045
Flushing Financial	5,910	120,328
Heritage Financial	7,879	224,709
OceanFirst Financial	9,265	226,066
Old Second Bancorp	6,412	84,254
PacWest Bancorp	6,307	243,639
Pinnacle Financial Partners	4,772	289,851
Renasant	6,776	243,191
Sterling Bancorp	13,117	286,607
WSFS Financial	3,387	143,507

		3,254,620

HEALTH CARE — 23.0%
AtriCure *	11,359	364,397
Cambrex *	6,150	269,370
Hanger Orthopedic Group *	11,492	198,237
HealthStream *	10,714	302,563
Heska *	3,089	247,553
Lantheus Holdings *	9,791	221,472
NeoGenomics *	11,169	272,188
Supernus Pharmaceuticals *	8,010	267,294
US Physical Therapy	3,129	403,891

		2,546,965

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 42.1%
Altra Industrial Motion	7,710	$221,508
ASGN *	4,514	284,608
AZZ	6,155	286,700
Columbus McKinnon	6,838	262,853
CRA International	4,322	187,661
Ducommun *	4,517	190,392
DXP Enterprises *	4,229	143,574
Exponent	5,550	381,840
Federal Signal	11,403	355,204
GP Strategies *	7,090	112,589
Hurco	4,739	162,026
Kadant	2,658	248,417
Knight-Swift Transportation Holdings,
Cl A	7,948	284,856
Lydall *	6,002	141,647
Marten Transport	9,871	198,111
Northwest Pipe *	7,857	183,539
NV5 Global *	2,549	202,569
Old Dominion Freight Line	2,630	439,158
SP Plus *	4,732	163,396
Sterling Construction *	17,488	218,950

		4,669,598

INFORMATION TECHNOLOGY — 23.6%
CalAmp *	21,088	235,342
Carbonite *	8,055	144,426
Computer Services	2,975	119,089
I3 Verticals, Cl A *	9,182	262,330
Ichor Holdings *	11,405	287,520
Inphi *	6,338	381,611
Novanta *	3,817	320,972
Presidio	17,226	241,164
Rudolph Technologies *	12,326	331,816
Upland Software *	6,681	293,897

		2,618,167

Total Common Stock (Cost $12,839,810)		13,877,346

Total Investments — 125.2% (Cost $12,839,810)		$13,877,346

Percentages are based on Net Assets of $11,084,306.

*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting periods.

Cl — Class

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $12,839,810)	$13,877,346
Receivable for Investment Securities Sold	1,338,269
Dividends Receivable	6,628
Receivable for Capital Shares Sold	858
Prepaid Expenses	18,773

Total Assets	15,241,874

Liabilities:
Payable for Capital Shares Redeemed	2,973,183
Payable for Audit Fees	46,778
Payable for Transfer Agent Fees	19,394
Payable Due to Trustees	9,155
Payable Due to Administrator	7,644
Chief Compliance Officer Fees Payable	5,221
Payable Due to Adviser	872
Payable for Distribution Fees — Investor Class	214
Cash Overdraft	1,034,237
Other Accrued Expenses	60,870

Total Liabilities	4,157,568

Net Assets	$11,084,306

NET ASSETS CONSIST OF:
Paid-in Capital	$516,285
Total Distributable Earnings	10,568,021

Net Assets	$11,084,306

Institutional Class Shares
Net Assets	$10,375,825
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	903,161

Net Asset Value, Offering and Redemption Price Per Share*	$11.49

Investor Class Shares
Net Assets	$708,481
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	63,097

Net Asset Value, Offering and Redemption Price Per Share*	$11.23

* Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND
FOR THE PERIOD OR YEAR ENDED
JULY 31, 2019 AND OCTOBER 31, 2018

STATEMENTS OF OPERATIONS

	Period Ended July 31, 2019(1)	Year Ended October 31, 2018
Investment Income
Dividends	$638,674	$1,674,543

Total Investment Income	638,674	1,674,543

Expenses
Investment Advisory Fees	580,062	1,635,505
Administration Fees	84,894	196,259
Trustees’ Fees	26,071	32,476
Chief Compliance Officer Fees	4,492	12,325
Distribution Fees — Investor Class	1,691	3,326
Transfer Agent Fees	88,821	109,020
Audit Fees	48,147	67,729
Legal Fees	39,571	48,016
Registration and Filing Fees	29,976	35,754
Printing Fees	19,658	26,122
Pricing Fees	7,751	4,199
Custodian Fees	7,479	10,318
Other Expenses	29,977	36,811

Total Expenses	968,590	2,217,860

Less:
Waiver of Investment Advisory Fees	(143,119)	–
Fees Paid Indirectly	(218)	(281)

Net Expenses	825,253	2,217,579

Net Investment Loss	(186,579)	(543,036)

Net Realized Gain on:

Investments	22,749,266	15,097,832

Net Realized Gain	22,749,266	15,097,832

Net Change in Unrealized Depreciation on:

Investments	(21,748,892)	(27,416,602)

Net Change in Unrealized Depreciation	(21,748,892)	(27,416,602)

Net Realized and Unrealized Gain (Loss) on Investments	1,000,374	(12,318,770)

Net Increase (Decrease) in Net Assets Resulting from Operations	$813,795	$(12,861,806)

(1)

For the period October 1, 2018 to July 31, 2019. Effective August 1, 2019, the AlphaOne Small Cap Opportunities Fund changed its fiscal year end from October 31 to July 31 (See Note 1 in Notes to Financial Statements).

Amounts designated as “—“are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended July 31, 2019(1)	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Loss	$(186,579)	$(543,036)	$(411,769)
Net Realized Gain on Investments	22,749,266	15,097,832	8,072,219
Net Change in Unrealized Appreciation (Depreciation) on Investments	(21,748,892)	(27,416,602)	35,383,993

Net Increase (Decrease) in Net Assets Resulting from Operations	813,795	(12,861,806)	43,044,443

Distributions:
Institutional Class Shares	(14,829,642)	(8,119,588)	(3,888,565)
Investor Class Shares	(120,937)	(76,091)	(24,237)

Total Distributions:	(14,950,579)	(8,195,679)	(3,912,802)

Capital Share Transactions:

Institutional Class Shares:(2)
Issued	495,666	7,649,585	9,951,466
Reinvestment of Dividends and Distributions	13,477,474	7,129,542	3,312,303
Redeemed	(124,516,153)	(26,951,492)	(11,158,141)

Increase (Decrease) from Institutional Class Capital Share Transactions	(110,543,013)	(12,172,365)	2,105,628

Investor Class Shares:
Issued	41,505	256,872	827,643
Reinvestment of Dividends and Distributions	116,829	75,038	24,235
Redeemed	(413,553)	(593,005)	(328,629)

Increase (Decrease) from Investor Class Capital Share Transactions	(255,219)	(261,095)	523,249

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(110,798,232)	(12,433,460)	2,628,877

Total Increase (Decrease) in Net Assets	(124,935,016)	(33,490,945)	41,760,518

Net Assets:
Beginning of Period/Year	136,019,322	169,510,267	127,749,749

End of Period/Year	$11,084,306	$136,019,322	$169,510,267

Shares Issued and Redeemed:

Institutional Class Shares: (2)
Issued	41,417	522,808	733,382
Reinvestment of Dividends and Distributions	1,393,741	506,000	244,090
Redeemed	(11,050,708)	(1,872,265)	(831,398)

Total Increase (Decrease) in Institutional Class Shares	(9,615,550)	(843,457)	146,074

Investor Class Shares:
Issued	3,815	18,193	61,648
Reinvestment of Dividends and Distributions	12,324	5,410	1,809
Redeemed	(37,713)	(42,683)	(25,555)

Total Increase (Decrease) in Investor Class Shares	(21,574)	(19,080)	37,902

Net Increase (Decrease) in Shares Outstanding	(9,637,124)	(862,537)	183,976

(1)

For the period October 1, 2018 to July 31, 2019. Effective August 1, 2019, the AlphaOne Small Cap Opportunities Fund changed its fiscal year end from October 31 to July 31 (See Note 1 in Notes to Financial Statements).

(2)	On March 1, 2018, the I Class Shares of the AlphaOne Small Cap Opportunities Fund were renamed Institutional Class Shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Years or Period

	Net Asset Value Beginning of Year or Period	Net Investment Loss^	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Investment Income	Distributions From Realized Gains	Net Asset Value, End of Year or Period	Total Return‡	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers and Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Waivers & Fees Paid Indirectly)		Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate‡
Institutional Class Shares
2019 (1)	$12.83	$(0.03)	$0.18	$0.15	$—	$(1.49)	$11.49	3.32%	$10,376	1.42	%^^	1.66	%^^	(0.32	)%^^	18%
2018	14.79	(0.05)	(1.22)	(1.27)	—	(0.69)	12.83	(8.98)	134,952	1.35		1.35		(0.33)		23
2017	11.32	(0.04)	3.86	3.82	—	(0.35)	14.79	33.99	167,998	1.27		1.27		(0.26)		26
2016	12.27	(0.03)	(0.10)	(0.13)	—	(0.82)	11.32	(0.69)	127,013	1.30		1.30		(0.27)		27
2015	12.46	(0.05)	1.24	1.19	—	(1.38)	12.27	10.43	141,512	1.38	(2)	1.28		(0.38)		40
2014	12.42	(0.06)	0.72	0.66	(0.02)	(0.60)	12.46	5.47	131,663	1.42	(2)	1.28		(0.48)		75

Investor Class Shares
2019 (1)	$12.61	$(0.06)	$0.17	$0.11	$—	$(1.49)	$11.23	3.01%	$708	1.70	%^^	2.09	%^^	(0.66	)%^^	18%
2018	14.57	(0.08)	(1.19)	(1.27)	—	(0.69)	12.61	(9.12)	1,067	1.60		1.60		(0.58)		23
2017	11.19	(0.07)	3.80	3.73	—	(0.35)	14.57	33.57	1,512	1.52		1.52		(0.53)		26
2016	12.15	(0.06)	(0.08)	(0.14)	—	(0.82)	11.19	(0.79)	737	1.55		1.55		(0.51)		27
2015	12.38	(0.08)	1.23	1.15	—	(1.38)	12.15	10.15	779	1.62	(2)	1.53		(0.63)		40
2014	12.36	(0.09)	0.71	0.62	—	(0.60)	12.38	5.28	646	1.67	(2)	1.53		(0.74)		75

^	Calculated using average shares for the year or period.
^^	Annualized.
‡

Total return and portfolio turnover rate are for the year or period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

For the period October 1, 2018 to July 31, 2019. Effective August 1, 2019, the AlphaOne Small Cap Opportunities Fund changed its fiscal year end from October 31 to July 31 (See Note 1 in Notes to Financial Statements).

(2)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts Designated as “—“are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 53 funds. The financial statements herein are those of the AlphaOne Small Cap Opportunities Fund (the “Fund”). The Fund commenced operations on March 31, 2011. The investment objective of the Fund is to seek long-term capital appreciation. The assets of the fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund is classified as a “diversified” fund.

Effective August 1, 2019, the Board of Trustees approved changing the Fund’s fiscal year end from October 31 to July 31.

2.  Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2019, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended July 31, 2019, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019

by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended July 31, 2019, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended July 31, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Classes — Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds in the Trust and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase in paid-in capital. For the period ended July 31, 2019, there were redemption fees retained for the Fund in the amount of $42.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) and change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized gain (loss) and change in unrealized appreciation (depreciation) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income (loss) and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

3.  Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Fund Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.  Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended July 31, 2019, the Fund paid $84,894 for these services.

The Fund has adopted a Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund. This amount is included in “Distribution Fees — Investor Class” on the Statements of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the period ended July 31, 2019, the Fund

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019

earned cash credits of $218, which was used to offset transfer agent expenses. This amount is included in “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.  Investment Advisory Agreement:

AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest and dividends expense on securities sold short, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.50% of the Fund’s average daily net assets until February 28, 2020. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses in order to keep the Fund’s net operating expenses (excluding excluded expenses) from exceeding 1.42% of the average daily net assets. The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of it at any time.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. As of July 31, 2019, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $143,119 for the Fund, expiring in 2022.

6.  Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the period ended July 31, 2019, were as follows:

Purchases	Sales and Maturities
$13,405,544	$129,631,312

There were no purchases or sales of long-term U.S. Government securities for the Fund.

7.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent difference is primarily attributable to utilization of earnings and profits on shareholder redemptions have been reclassified to (from) the following accounts:

Distributable Earnings (Loss)	Paid-in Capital
$(12,185,049)	$12,185,049

These reclassifications had no impact on net assets or net asset value per share.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019

The tax character of dividends and distributions for the Fund declared during the period ended July 31, 2019 and fiscal year ended October 31, 2018, were as follows:

Undistributed Net Investment Income
November 1, 2018 to July 31, 2019	$14,950,579
November 1, 2017 to October 31, 2018	8,195,679

As of July 31, 2019, the components of Distributable Earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings

$1,087,945	$8,844,333	$635,752	$(9)	$10,568,021

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at July 31, 2019 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$13,241,594	$1,944,273	$(1,308,521)	$635,752

8. Loans of Portfolio Securities:

The Fund may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in Tri-Party Repurchase Agreement. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. In the event of default, the Fund may use the collateral received to offset the position on loan not returned by the borrower. As of July 31, 2019, the Fund had no securities on loan.

9. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.   Concentration of Risks:

Equity Risk – Since they purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth Style Risk – The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019

Small Cap Company Risk – Small cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, small cap companies may be less financially secure than large- and mid-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Small cap stock prices may be more volatile than large- and mid-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Value Style Risk – Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

11.  Other:

At July 31, 2019, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders, were as follows:

	No. of Shareholders	% Ownership

AlphaOne Small Cap Opportunities Fund, Institutional Class Shares	4	88%
AlphaOne Small Cap Opportunities Fund, Investor Class Shares	1	53%

12.  Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

13.  New Accounting Pronouncement:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

14.  Subsequent Events:

Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report. However, the following are details relating to subsequent events that have occurred since July 31, 2019.

On August 2, 2019, the Board approved the liquidation of the Fund and the Fund liquidated on August 30, 2019.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and

Shareholders of AlphaOne Small Cap Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AlphaOne Small Cap Opportunities Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of July 31, 2019, and the related statements of operations for the nine-month period ended July 31, 2019 and for the year ended October 31, 2018, the statements of changes in net assets for the nine-month period ended July 31, 2019 and for each of the two years in the period ended October 31, 2018, the financial highlights for the nine-month period ended July 31, 2019 and for each of the five years in the period ended October 31, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund) at July 31, 2019, the results of its operations for the nine-month period ended July 31, 2019 and for the year ended October 31, 2018, the changes in its net assets for the nine-month period ended July 31, 2019 and for each of the two years in the period ended October 31, 2018 and its financial highlights for the nine-month period ended July 31, 2019 and for each of the five years in the period ended October 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more AlphaOne Investment Services, LLC investment companies since 2011.

Philadelphia, Pennsylvania

September 27, 2019

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2019 to July 31, 2019).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Annualized Expense Ratios	Expenses Paid During Period*
AlphaOne Small Cap Opportunities Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,045.50	1.42%	$7.20
Investor Class Shares	1,000.00	1,043.70	1.72	8.72
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.75	1.42%	$7.10
Investor Class Shares	1,000.00	1,016.27	1.72	8.60

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND

Set forth below are the names, years of birth, positions with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested” persons of the Funds, as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-4-ALPHAONE. The following chart lists Trustees and Officers as of July 31, 2019.

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INTERESTED TRUSTEES[3,4]
Robert A. Nesher (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

N. Jeffrey Klauder (Born: 1952)	Trustee (Since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 53 funds in The Advisors’ Inner Circle Fund.
4	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INDEPENDENT TRUSTEES[3]
Joseph T. Grause, Jr. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of The Korea Fund, Inc.
Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private Investor since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018.

Bruce Speca (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).
George J. Sullivan, Jr. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 53 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS
Michael Beattie (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments, since 2004.	None.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

None.
John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.	None.
Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting, since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.	None.
Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.	None.
Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.	None.
Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.	None.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
JULY 31, 2019 (UNAUDITED)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a July 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended July 31, 2019, the Funds are designating the following items with regard to distributions paid during the year:

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-term Capital Gain(5)
AlphaOne Small Cap Opportunities Fund
100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2019. Complete information will be computed and reported with your 2019 Form 1099-DIV.

NOTES

The AlphaOne Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-4-ALPHAONE

Adviser:

AlphaOne Investment Services, LLC

1000 Chesterbrook Boulevard

Suite 100

Berwyn, PA 19312

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by

a current prospectus for the Funds described.

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.    Audit Committee Financial Expert.

(a)(1)   The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)   The audit committee financial expert is George Sullivan, and whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE July 31, 2019			FYE October 31, 2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$23,270	None	None	$936,860	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	$19,532(2)	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services for Westwood Emerging Markets Fund.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE July 31, 2019	FYE October 31, 2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)          Not applicable.

(g)        The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended July 31, 2019 and October 31, 2018 were $0 and $19,532, respectively.

(h)        During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a)  The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b)  There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: October 8, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Date: October 8, 2019